Income Tax - Summary of Deferred Tax (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	£ 9,104,580	£ 8,388,198	£ 2,770,723
Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	8,603,902	6,121,400	2,778,396
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	3,011		(9,883)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	2,888		£ 2,210
Temporary differences trading [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	£ 494,779	£ 2,266,798